Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities (Abstract)
Audit fees	$ 243	$ 216
Legal fees	59	117
Other professional fees	86	7
Vessel Operating and voyage expenses	5,608	7,573
Loan interest and financing fees	4,287	3,539
Income tax	238	267
Total Accrued Liabilities	$ 10,521	$ 11,719